UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23979
American Funds U.S. Small and Mid Cap Equity Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk,

VA

23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class A
| SMDEX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 79 *	0.81% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class A shares gained 11.47% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-A
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class A (with sales charge) 2	5.06%
American Funds U.S. Small and Mid Cap Equity Fund — Class A (without sales charge) 2	11.47%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class A shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net ass
ets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class C
| SMDGX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79 *	0.81% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class C shares gained 11.47% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-C
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class C (with sales charge) 2	10.47%
American Funds U.S. Small and Mid Cap Equity Fund — Class C (without sales charge) 2	11.47%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class C shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class T
| SMDHX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 77 *	0.79% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class T shares gained 11.49% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class T (with sales charge) 2	8.66%
American Funds U.S. Small and Mid Cap Equity Fund — Class T (without sales charge) 2	11.49%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class T shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class F-1
| SMDJX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 77 *	0.79% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.47% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-F1
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-1 2	11.47%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class F-1 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-
422
5
, or contact your financial
intermediary
. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial
intermediary
.
Lit. No. MFF1ARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class F-2
| SMDKX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 79 *	0.81% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class F-2 shares gained 11.47% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-F2
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-2 2	11.47%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class F-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days
of receipt by Capital Group or your financial
intermediary
.
Lit. No. MFF2ARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class F-3
| SMDNX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 51 *	0.52% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher
.
†
Annualized.
Management's discussion of fund performance
The fund’s Class F-3 shares gained 11.75% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-F3
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class F-3 2	11.75%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class F-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFF3ARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-A
| CMDDX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 85 *	0.87% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-A shares gained 11.45% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529A
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (with sales charge) 2	7.58%
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-A (without sales charge) 2	11.45%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-A shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-C
| CMDHX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 85 *	0.87% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.45% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529C
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (with sales charge) 2	10.45%
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-C (without sales charge) 2	11.45%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-C shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-E
| CMDJX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 85 *	0.87% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-E shares gained 11.45% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529E
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-E 2	11.45%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-T
| CMDKX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 83 *	0.85% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-T shares gained 11.47% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-T (with sales charge) 2	8.65%
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-T (without sales charge) 2	11.47%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-T shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-F-1
| CMDLX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 83 *	0.85% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 11.45% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529F1
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-1 2	11.45%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-F-1 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-F-2
| CMDNX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 84 *	0.86% †
*
Based on operations for the period from
September 27, 2024
to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 11.45% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529F2
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-2 2	11.45%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-F-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(p
erce
nt of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class 529-F-3
| CMDOX
for the period ended August 31, 2
025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 57 *	0.58% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 11.73% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-529F3
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class 529-F-3 2	11.73%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class 529-F-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands )	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-1
| RMDDX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 53 *	0.54% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.74% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-1 2	11.74%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-1 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-2
| RMDEX
for the period ended August
31
, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 58 *	0.59% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.67% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R2
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-2 2	11.67%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-2 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-2E
| RMDGX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 54 *	0.55% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.71% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R2E
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-2E 2	11.71%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-2E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-3
| RMDHX
for the period ended August 31, 20
25
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 52 *	0.53% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-3 shares gained 11.73% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R3
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-3 2	11.73%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-3 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-4
| RMDJX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 52 *	0.53% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-4 shares gained 11.74% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R4
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-4 2	11.74%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-4 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-5E
| RMDKX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 52 *	0.53% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would
be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-5E shares gained 11.73% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R5E
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-5E 2	11.73%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-5E shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-5
| RMDLX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 52 *	0.53% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-5 shares gained 11.74% for the period from September 27, 2024 to August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R5
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-5 2	11.74%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-5 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital
Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-210-1025 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
U.S. Small and Mid Cap Equity Fund
Class R-6
| RMDMX
for the period ended August 31, 2025
This annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to August 31, 2025. You can find additional information about the fund at
capitalgroup.com/SMID-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 50 *	0.51% †
*
Based on operations for the period from September 27, 2024 to August 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class R-6 shares gained 11.75% for the period from September 27, 2024 to
August 31, 2025. That result compares with a 8.60% gain for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/SMID-R6
.
What factors influenced results
U.S. small- and mid-cap equities were resilient during the fund’s fiscal year, bouncing back from turbulence in early 2025. After a strong 2024, the Russell 2500 Index dipped in the first quarter, along with the broader market, but rebounded by the end of the period. The U.S. economy returned to growth in the second quarter of 2025, recovering from the previous quarter’s contraction, due to a surge in imports ahead of new tariffs. This expansion was supported by an increase in government spending and consumer resilience. Inflation rose toward the end of the fiscal year, indicating a modest tariff impact and reinforcing expectations for potential near-term Federal Reserve rate cuts.
Within the fund, most sectors added positive returns to the overall portfolio, with communication services being the most additive. Likewise, financials, consumer staples, information technology and industrials holdings also saw returns surpass those of the overall portfolio. Energy, consumer discretionary and utilities sectors had more modest gains.
In terms of detractors, holdings in the real estate, health care and materials sectors saw negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds U.S. Small and Mid Cap Equity Fund — Class R-6 2	11.75%
Russell 3000 Index 3	13.93%
Russell 2500 Index 3	8.60%
Russell Midcap Index 3	10.29%
1
Class R-6 shares were first offered on September 27, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange
Group
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 139,090
Total number of portfolio holdings	164
Total advisory fees paid (in thousands)	$ 204
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-210-1025 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2025	35,000	None	None	None
August 31, 2024	None	None	None	None
Adviser and Affiliates2
August 31, 2025	Not Applicable	None	None	None
August 31, 2024	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2025	None
August 31, 2024	None

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® U.S. Small and Mid Cap Equity Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the period September 27, 2024 to August 31, 2025
Lit. No. MFGEFP4-210-1025 © 2025 Capital Group. All rights reserved.

Investment portfolio August 31, 2025

Common stocks 97.12%	Shares	Value (000)
Financials 24.65%
Capital One Financial Corp.	19,764	$4,491
Brown & Brown, Inc.	39,893	3,868
Fifth Third Bancorp	59,848	2,739
Victory Capital Holdings, Inc., Class A	36,728	2,618
RenaissanceRe Holdings, Ltd.	9,196	2,235
KeyCorp	109,088	2,112
TPG, Inc., Class A	32,910	1,986
LPL Financial Holdings, Inc.	4,485	1,635
Hamilton Lane, Inc., Class A	9,968	1,538
StepStone Group, Inc., Class A	24,696	1,533
Aspen Insurance Holdings, Ltd., Class A (a)	34,389	1,255
WEX, Inc. (a)	7,244	1,241
Accelerant Holdings, Class A (a)	51,500	1,033
Radian Group, Inc.	26,224	915
Affirm Holdings, Inc., Class A (a)	9,737	861
Ameriprise Financial, Inc.	1,331	685
Artisan Partners Asset Management, Inc., Class A	14,144	662
Tradeweb Markets, Inc., Class A	5,158	636
Ally Financial, Inc.	14,738	605
Citizens Financial Group, Inc.	8,788	459
Block, Inc., Class A (a)	4,382	349
Kinsale Capital Group, Inc.	761	348
Arthur J. Gallagher & Co.	909	275
Fiserv, Inc. (a)	1,477	204
		34,283

Industrials 20.74%
United Rentals, Inc.	2,875	2,750
XPO, Inc. (a)	18,546	2,405
Karman Holdings, Inc. (a)(b)	37,602	2,008
Crane Co.	10,548	1,955
Ingersoll-Rand, Inc.	22,849	1,815
Comfort Systems USA, Inc.	2,172	1,528
Generac Holdings, Inc. (a)	7,173	1,329
Core & Main, Inc., Class A (a)	20,031	1,296
AGCO Corp.	11,825	1,279
SiteOne Landscape Supply, Inc. (a)	6,981	1,000
APi Group Corp. (a)	25,378	906
Advanced Drainage Systems, Inc.	6,025	867
ATI, Inc. (a)	9,944	771
Bloom Energy Corp., Class A (a)	12,994	688
Applied Industrial Technologies, Inc.	2,569	677
Copart, Inc. (a)	13,304	649
Builders FirstSource, Inc. (a)	4,591	637
PACCAR, Inc.	6,348	635
The Toro Co.	7,531	611
CSW Industrials, Inc.	1,988	544
Kadant, Inc.	1,631	527
HEICO Corp.	1,513	472
L3Harris Technologies, Inc.	1,611	447
FTAI Aviation, Ltd.	2,858	440
AMETEK, Inc.	2,063	381
Graco, Inc.	4,382	374
Robert Half, Inc.	9,647	360
Nextracker, Inc., Class A (a)	5,013	337
Oshkosh Corp.	2,363	329
Fluor Corp. (a)	6,509	267
CBIZ, Inc. (a)	3,429	221
Dayforce, Inc. (a)	2,836	198
ESCO Technologies, Inc.	700	141
		28,844

1	American Funds U.S. Small and Mid Cap Equity Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 16.36%
YUM! Brands, Inc.	19,488	$2,864
Vail Resorts, Inc.	14,299	2,342
Hilton Worldwide Holdings, Inc.	8,331	2,300
LKQ Corp.	50,803	1,657
Aptiv Holdings, Ltd. (a)	18,939	1,506
Flutter Entertainment PLC (a)	3,361	1,033
Bright Horizons Family Solutions, Inc. (a)	8,151	962
Wingstop, Inc.	2,864	940
General Motors Co.	15,342	899
Five Below, Inc. (a)	5,998	870
Texas Roadhouse, Inc.	4,989	861
Williams-Sonoma, Inc.	3,989	751
Darden Restaurants, Inc.	3,552	735
TopBuild Corp. (a)	1,736	731
D.R. Horton, Inc.	4,177	708
Royal Caribbean Cruises, Ltd.	1,518	551
Chewy, Inc., Class A (a)	12,110	496
Murphy USA, Inc.	1,302	490
Toll Brothers, Inc.	3,427	476
Chipotle Mexican Grill, Inc. (a)	9,946	419
Cavco Industries, Inc. (a)	750	398
Brinker International, Inc. (a)	2,230	348
CAVA Group, Inc. (a)	3,233	219
Polaris, Inc. (b)	3,665	207
		22,763

Information technology 11.20%
Ingram Micro Holding Corp.	89,909	1,760
Insight Enterprises, Inc. (a)	9,383	1,221
Lumentum Holdings, Inc. (a)	9,093	1,208
Keysight Technologies, Inc. (a)	7,025	1,148
Fabrinet, non-registered shares (a)	3,359	1,113
Flex, Ltd. (a)	18,428	988
Vontier Corp.	22,304	957
Pure Storage, Inc., Class A (a)	10,700	830
Procore Technologies, Inc. (a)	11,859	824
MongoDB, Inc., Class A (a)	2,456	775
Cloudflare, Inc., Class A (a)	3,321	693
Fair Isaac Corp. (a)	433	659
TD SYNNEX Corp.	3,965	587
Ciena Corp. (a)	5,512	518
Snowflake, Inc. (a)	1,619	386
CDW Corp.	2,324	383
RingCentral, Inc., Class A (a)	11,063	338
EPAM Systems, Inc. (a)	1,862	328
Okta, Inc., Class A (a)	3,105	288
Clearwater Analytics Holdings, Inc., Class A (a)	11,682	242
Klaviyo, Inc., Class A (a)	5,713	185
Circle Internet Group, Inc. (a)	800	106
Figma, Inc. (a)	511	36
		15,573

Consumer staples 7.26%
US Foods Holding Corp. (a)	41,384	3,211
Monster Beverage Corp. (a)	32,454	2,025
e.l.f. Beauty, Inc. (a)	7,300	913
Kimberly-Clark Corp.	6,735	870
Caseys General Stores, Inc.	1,587	785
Dollar General Corp.	6,888	749
Estee Lauder Cos., Inc. (The), Class A	6,721	617
Keurig Dr Pepper, Inc.	16,507	480
Maplebear, Inc. (a)	9,477	411
Bunge Global SA	445	37
		10,098

American Funds U.S. Small and Mid Cap Equity Fund	2

Common stocks (continued)	Shares	Value (000)

Health care 6.73%
Ionis Pharmaceuticals, Inc. (a)	20,078	$856
Doximity, Inc., Class A (a)	12,328	838
Illumina, Inc. (a)	7,438	744
Exact Sciences Corp. (a)	14,831	703
Halozyme Therapeutics, Inc. (a)	9,531	697
Veeva Systems, Inc., Class A (a)	2,447	659
Hims & Hers Health, Inc., Class A (a)	15,174	643
Cooper Cos., Inc. (a)	9,511	641
Align Technology, Inc. (a)	4,022	571
Penumbra, Inc. (a)	1,710	466
Natera, Inc. (a)	2,309	389
Molina Healthcare, Inc. (a)	1,960	354
NewAmsterdam Pharma Co. NV (a)	13,741	331
Regeneron Pharmaceuticals, Inc.	519	301
Zimmer Biomet Holdings, Inc.	2,756	292
Humana, Inc.	801	243
DexCom, Inc. (a)	2,614	197
Krystal Biotech, Inc. (a)	1,233	182
Alnylam Pharmaceuticals, Inc. (a)	276	123
Caris Life Sciences, Inc., Class A (a)(b)	3,100	119
GRAIL, Inc. (a)(b)	457	15
		9,364

Real estate 3.21%
Simon Property Group, Inc. REIT	8,910	1,610
Essex Property Trust, Inc. REIT	3,105	839
Mid-America Apartment Communities, Inc. REIT	4,751	693
Crown Castle, Inc. REIT	6,956	689
NNN REIT, Inc.	14,886	639
		4,470

Communication services 3.11%
ROBLOX Corp., Class A (a)	20,113	2,506
Live Nation Entertainment, Inc. (a)	5,153	858
Take-Two Interactive Software, Inc. (a)	1,611	376
Trade Desk, Inc. (The), Class A (a)	5,610	306
Charter Communications, Inc., Class A (a)	1,076	286
		4,332

Energy 2.01%
Diamondback Energy, Inc.	7,423	1,104
Baker Hughes Co., Class A	18,944	860
Viper Energy, Inc., Class A	11,407	455
Permian Resources Corp., Class A	26,067	372
		2,791

Materials 1.76%
International Paper Co.	26,509	1,317
Element Solutions, Inc.	23,748	611
Corteva, Inc.	4,066	302
Albemarle Corp.	2,496	212
		2,442

Utilities 0.09%
FirstEnergy Corp.	2,917	127
Total common stocks (cost: $123,535,000)		135,087

3	American Funds U.S. Small and Mid Cap Equity Fund

Short-term securities 4.44%	Shares	Value (000)
Money market investments 2.79%
Capital Group Central Cash Fund 4.29% (c)(d)	38,738	$3,874

Money market investments purchased with collateral from securities on loan 1.65%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.21% (c)(e)	713,920	714
Capital Group Central Cash Fund 4.29% (c)(d)(e)	4,798	480
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.15% (c)(e)	300,000	300
Fidelity Investments Money Market Government Portfolio, Class I 4.21% (c)(e)	200,000	200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.19% (c)(e)	200,000	200
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.18% (c)(e)	100,000	100
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.18% (c)(e)	100,000	100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.24% (c)(e)	100,000	100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (c)(e)	100,000	100
		2,294
Total short-term securities (cost: $6,167,000)		6,168
Total investment securities 101.56% (cost: $129,702,000)		141,255
Other assets less liabilities (1.56)%		(2,165)
Net assets 100.00%		$139,090
Investments in affiliates (d)

	Value at 9/27/2024 (f) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.13%
Money market investments 2.79%
Capital Group Central Cash Fund 4.29% (c)	$—	$112,802	$108,937	$9	$— (g)	$3,874	$69
Money market investments purchased with collateral from securities on loan 0.34%
Capital Group Central Cash Fund 4.29% (c)(e)	—	480				480	—
Total 3.13%				$9	$— (g)	$4,354	$69

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 8/31/2025.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Commencement of operations.
(g)	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	4

Financial statements
Statement of assets and liabilities at August 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $2,355 of investment securities on loan):
Unaffiliated issuers (cost: $125,348)	$136,901
Affiliated issuers (cost: $4,354)	4,354	$141,255
Cash		63
Receivables for:
Sales of investments	96
Sales of fund’s shares	67
Dividends	107
Securities lending income	1	271
		141,589
Liabilities:
Collateral for securities on loan		2,294
Payables for:
Purchases of investments	147
Investment advisory services	52
Services provided by related parties	6
Trustees’ deferred compensation	— *
Other	— *	205
Commitments and contingencies†
Net assets at August 31, 2025		$139,090
Net assets consist of:
Capital paid in on shares of beneficial interest		$127,399
Total distributable earnings (accumulated loss)		11,691
Net assets at August 31, 2025		$139,090
*
Amount less than one thousand.
†
Refer to Note 7 for further information on expense recoupment.
Refer to the notes to financial statements.

5	American Funds U.S. Small and Mid Cap Equity Fund

Financial statements (continued)
Statement of assets and liabilities at August 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (12,470 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$11	1	$11.13
Class C	11	1	11.13
Class T	11	1	11.13
Class F-1	11	1	11.13
Class F-2	11	1	11.13
Class F-3	11	1	11.15
Class 529-A	11	1	11.13
Class 529-C	11	1	11.13
Class 529-E	11	1	11.13
Class 529-T	11	1	11.13
Class 529-F-1	11	1	11.13
Class 529-F-2	11	1	11.13
Class 529-F-3	12	1	11.15
Class R-1	11	1	11.15
Class R-2	12	1	11.15
Class R-2E	12	1	11.15
Class R-3	11	1	11.15
Class R-4	11	1	11.15
Class R-5E	11	1	11.15
Class R-5	11	1	11.15
Class R-6	138,867	12,450	11.15

Refer to the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	6

Financial statements (continued)
Statement of operations for the period September 27, 20241 to August 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (includes $69 from affiliates)	$543
Interest from unaffiliated issuers	4
Securities lending income (net of fees)	3	$550
Fees and expenses[2]:
Investment advisory services	204
Distribution services	— [3]
Transfer agent services	— [3]
Administrative services	14
529 plan services	— [3]
Reports to shareholders	4
Registration statement and prospectus	275
Trustees’ compensation	1
Auditing and legal	— [3]
Custodian	— [3]
Other	10
Total fees and expenses before waivers and/or reimbursements	508
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	277
Total fees and expenses after waivers and/or reimbursements		231
Net investment income		319
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(131)
Affiliated issuers	9	(122)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	11,553
Affiliated issuers	— [3]	11,553
Net realized gain (loss) and unrealized appreciation (depreciation)		11,431
Net increase (decrease) in net assets resulting from operations		$11,750
Statement of changes in net assets for the period September 27, 20241 to August 31, 2025

(dollars in thousands)
Operations:
Net investment income	$319
Net realized gain (loss)	(122)
Net unrealized appreciation (depreciation)	11,553
Net increase (decrease) in net assets resulting from operations	11,750
Distributions paid to shareholders	(57)
Net capital share transactions	127,397
Total increase (decrease) in net assets	139,090
Net assets:
Beginning of period	—
End of period	$139,090
1
Commencement of operations.
2
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
3
Amount less than one thousand.
Refer to the notes to financial statements.

7	American Funds U.S. Small and Mid Cap Equity Fund

Notes to financial statements
1. Organization

American Funds U.S. Small and Mid Cap Equity Fund (the "fund") was organized on May 1, 2024 as a Delaware statutory trust. The fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide capital appreciation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds U.S. Small and Mid Cap Equity Fund	8

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

9	American Funds U.S. Small and Mid Cap Equity Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of August 31, 2025, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

American Funds U.S. Small and Mid Cap Equity Fund	10

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

11	American Funds U.S. Small and Mid Cap Equity Fund

As of August 31, 2025, the total value of securities on loan was $2,355,000, and the total value of collateral received was $2,420,000. Collateral received includes cash of $2,294,000 and U.S. government securities of $126,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended August 31, 2025, the fund reclassified $2,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$260
Capital loss carryforward[1]	(102)
Gross unrealized appreciation on investments	14,494
Gross unrealized depreciation on investments	(2,961)
Net unrealized appreciation (depreciation) on investments	11,533
Cost of investments	129,722
1
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds U.S. Small and Mid Cap Equity Fund	12

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
For the period September 27, 2024[2] to August 31, 2025
Share class
Class A	$— [3]
Class C	— [3]
Class T	— [3]
Class F-1	— [3]
Class F-2	— [3]
Class F-3	— [3]
Class 529-A	— [3]
Class 529-C	— [3]
Class 529-E	— [3]
Class 529-T	— [3]
Class 529-F-1	— [3]
Class 529-F-2	— [3]
Class 529-F-3	— [3]
Class R-1	— [3]
Class R-2	— [3]
Class R-2E	— [3]
Class R-3	— [3]
Class R-4	— [3]
Class R-5E	— [3]
Class R-5	— [3]
Class R-6	57
Total	$57
2
Commencement of operations.
3
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.450% of daily net assets. For the period September 27, 2024, commencement of operations, to August 31, 2025, the investment advisory services fees were $204,000, which were equivalent to an annualized rate of 0.450% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

13	American Funds U.S. Small and Mid Cap Equity Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the period September 27, 2024, commencement of operations, to August 31, 2025, the 529 plan services fees were less than $1,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

American Funds U.S. Small and Mid Cap Equity Fund	14

For the period September 27, 2024, commencement of operations, to August 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$— *	$— *	$— *	Not applicable
Class C	— *	— *	— *	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	— *	— *	— *	Not applicable
Class F-2	Not applicable	— *	— *	Not applicable
Class F-3	Not applicable	— *	— *	Not applicable
Class 529-A	—	— *	— *	$— *
Class 529-C	— *	— *	— *	— *
Class 529-E	— *	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	— *	— *	— *
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	— *	— *	— *	Not applicable
Class R-2	— *	— *	— *	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	— *	— *	— *	Not applicable
Class R-4	— *	— *	— *	Not applicable
Class R-5E	Not applicable	— *	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	— *	14	Not applicable

Total class-specific expenses	$— *	$— *	$14	$— *
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the period September 27, 2024, commencement of operations, to August 31, 2025, total fees and expenses reimbursed by CRMC were $277,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred), if any.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the period September 27, 2024, commencement of operations, to August 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.

15	American Funds U.S. Small and Mid Cap Equity Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the period September 27, 2024, commencement of operations, to August 31, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period September 27, 2024[2] to August 31, 2025
Class A	$10	1	$—	—	$—	—	$10	1
Class C	10	1	—	—	—	—	10	1
Class T	10	1	—	—	—	—	10	1
Class F-1	10	1	—	—	—	—	10	1
Class F-2	10	1	—	—	—	—	10	1
Class F-3	10	1	—	—	—	—	10	1
Class 529-A	10	1	— [3]	— [3]	—	—	10	1
Class 529-C	10	1	— [3]	— [3]	—	—	10	1
Class 529-E	10	1	— [3]	— [3]	—	—	10	1
Class 529-T	10	1	— [3]	— [3]	—	—	10	1
Class 529-F-1	10	1	— [3]	— [3]	—	—	10	1
Class 529-F-2	12	1	— [3]	— [3]	(3)	— [3]	9	1
Class 529-F-3	10	1	— [3]	— [3]	—	—	10	1
Class R-1	10	1	—	—	—	—	10	1
Class R-2	10	1	—	—	—	—	10	1
Class R-2E	10	1	—	—	—	—	10	1
Class R-3	10	1	—	—	—	—	10	1
Class R-4	10	1	—	—	—	—	10	1
Class R-5E	10	1	—	—	—	—	10	1
Class R-5	10	1	—	—	—	—	10	1
Class R-6	129,383	12,652	—	—	(2,185)	(202)	127,198	12,450
Total net increase (decrease)	$129,585	12,672	$— [3]	— [3]	$(2,188)	(202)	$127,397	12,470
1
Includes exchanges between share classes of the fund.
2
Commencement of operations.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $137,952,000 and $14,279,000, respectively, during the period September 27, 2024, commencement of operations, to August 31, 2025.

American Funds U.S. Small and Mid Cap Equity Fund	16

11. Ownership concentration

At August 31, 2025, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were College 2039 Fund, College 2036 Fund and College 2042 Fund, with aggregate ownership of the fund’s outstanding shares of 43%, 22% and 15%, respectively. CRMC is the investment adviser to the three college target date series funds.
In addition, CRMC held 20% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on September 27, 2024.

17	American Funds U.S. Small and Mid Cap Equity Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2025[5,6]	$10.00	$.04	$1.11	$1.15	$(.02 )	$—	$(.02 )	$11.13	11.47%[7,8]	$— [9]	1.18%[8,10]	.81%[8,10]	.43%[8,10]
Class C:
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [7,8]	— [9]	1.18 [8,10]	.81 [8,10]	.42 [8,10]
Class T:
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.49 [7,8]	— [9]	1.16 [8,10]	.79 [8,10]	.44 [8,10]
Class F-1:
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [7,8]	— [9]	1.16 [8,10]	.79 [8,10]	.44 [8,10]
Class F-2:
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [7]	— [9]	1.18 [10]	.81 [10]	.43 [10]
Class F-3:
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.75 [7]	— [9]	.89 [10]	.52 [10]	.71 [10]
Class 529-A:
8/31/2025[5,6]	10.00	.03	1.11	1.14	(.01 )	—	(.01 )	11.13	11.45 [7,8]	— [9]	1.24 [8,10]	.87 [8,10]	.37 [8,10]
Refer to the end of the table(s) for footnote(s).

American Funds U.S. Small and Mid Cap Equity Fund	18

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2025[5,6]	$10.00	$.03	$1.11	$1.14	$(.01 )	$—	$(.01 )	$11.13	11.45%[7,8]	$— [9]	1.24%[8,10]	.87%[8,10]	.37%[8,10]
Class 529-E:
8/31/2025[5,6]	10.00	.03	1.11	1.14	(.01 )	—	(.01 )	11.13	11.45 [7,8]	— [9]	1.24 [8,10]	.87 [8,10]	.37 [8,10]
Class 529-T:
8/31/2025[5,6]	10.00	.04	1.11	1.15	(.02 )	—	(.02 )	11.13	11.47 [7,8]	— [9]	1.22 [8,10]	.85 [8,10]	.38 [8,10]
Class 529-F-1:
8/31/2025[5,6]	10.00	.04	1.10	1.14	(.01 )	—	(.01 )	11.13	11.45 [7,8]	— [9]	1.22 [8,10]	.85 [8,10]	.39 [8,10]
Class 529-F-2:
8/31/2025[5,6]	10.00	.04	1.10	1.14	(.01 )	—	(.01 )	11.13	11.45 [7]	— [9]	1.27 [10]	.86 [10]	.39 [10]
Class 529-F-3:
8/31/2025[5,6]	10.00	.06	1.11	1.17	(.02 )	—	(.02 )	11.15	11.73 [7]	— [9]	.95 [10]	.58 [10]	.66 [10]
Class R-1:
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.74 [7,8]	— [9]	.90 [8,10]	.54 [8,10]	.70 [8,10]
Refer to the end of the table(s) for footnote(s).

19	American Funds U.S. Small and Mid Cap Equity Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2025[5,6]	$10.00	$.06	$1.11	$1.17	$(.02 )	$—	$(.02 )	$11.15	11.67%[7,8]	$— [9]	.96%[8,10]	.59%[8,10]	.65%[8,10]
Class R-2E:
8/31/2025[5,6]	10.00	.06	1.11	1.17	(.02 )	—	(.02 )	11.15	11.71 [7,8]	— [9]	.92 [8,10]	.55 [8,10]	.68 [8,10]
Class R-3:
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.73 [7,8]	— [9]	.90 [8,10]	.53 [8,10]	.70 [8,10]
Class R-4:
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.74 [7,8]	— [9]	.90 [8,10]	.53 [8,10]	.70 [8,10]
Class R-5E:
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.73 [7]	— [9]	.90 [10]	.53 [10]	.70 [10]
Class R-5:
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.74 [7]	— [9]	.90 [10]	.53 [10]	.70 [10]
Class R-6:
8/31/2025[5,6]	10.00	.07	1.10	1.17	(.02 )	—	(.02 )	11.15	11.75 [7]	139	1.12 [10]	.51 [10]	.70 [10]

Period ended August 31, 2025[5,6,7]
Portfolio turnover rate for all share classes[11]	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	For the period September 27, 2024, commencement of operations, through August 31, 2025.
[7]	Not annualized.
[8]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[9]	Amount less than $1 million.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds U.S. Small and Mid Cap Equity Fund	20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds U.S. Small and Mid Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds U.S. Small and Mid Cap Equity Fund (the "Fund") as of August 31, 2025, the related statement of operations and of changes in net assets for the period September 27, 2024 (commencement of operations) through August 31, 2025, including the related notes, and the financial highlights for the period September 27, 2024 (commencement of operations) through August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the period September 27, 2024 (commencement of operations) through August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
October 10, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

21	American Funds U.S. Small and Mid Cap Equity Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2025:
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$33,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

American Funds U.S. Small and Mid Cap Equity Fund	22

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

23	American Funds U.S. Small and Mid Cap Equity Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds U.S. Small and Mid Cap Equity Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: October 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: October 31, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: October 31, 2025